Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended		18 Months Ended
	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Equity - ordinary [Abstract]
Final paid		$ 0.0	$ 240.7	$ 133.9
First interim paid		0.0	198.5	156.2
Second interim paid			0.0	252.1
Total dividend paid	$ 0.0	$ 0.0	$ 439.2	$ 542.2
Final paid (in dollars per share)		$ 0.5833		$ 0.5833
First Interim paid (in dollars per share)		0.5833		0.3460
Second interim paid (in dollars per share)		0		$ 0.5833
Final dividend payable (in dollars per share)		$ 15.5
Final dividend payable date		Apr. 15, 2021
Dividend payable record date		Mar. 12, 2021
Unrecognized final dividend		$ 51.9